CONDENSED BALANCE SHEETS (Q3) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2021	Jan. 30, 2021
Shareholders' Deficit:
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preference shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0
Common Class A [Member]
Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:
Temporary equity shares outstanding (in shares)	635,778	48,300,000	48,300,000
Shareholders' Deficit:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Class A Common Stock Subject to Redemption [Member]
Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit:
Temporary equity shares outstanding (in shares)	635,778	48,300,000	0
Temporary equity, par value (in dollars per share)	$ 10	$ 10.09	$ 10
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Ordinary Shares, shares issued (in shares)	12,075,000	12,075,000	12,075,000	10,062,500
Ordinary Shares, shares outstanding (in shares)	12,075,000	12,075,000	12,075,000	10,062,500	12,075,000